Income Taxes - Schedule of Income Tax Expense Benefits (Details) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax: Origination and reversal of temporary differences			$ 129,812	$ (43,930)
Zhongdehui (SZ) Development Co., Limited [Member]
Deferred income tax: Origination and reversal of temporary differences	$ 48,515	$ (56,648)